Summary of significant accounting and reporting policies - Performance Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transaction price allocated to remaining performance obligations [line items]
Performance obligation	$ 6,693	$ 3,959	$ 936
Within one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Performance obligation	4,967	2,405	919
Later than one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Performance obligation	$ 1,726	$ 1,554	$ 17